Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000884110
Calvert International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	cik0000884110_SupplementTextBlock

CALVERT INTERNATIONAL OPPORTUNITIES FUND

Supplement to Prospectus dated February 1, 2017

1. The following replaces the first paragraph under “Fees and Expenses of the Fund” in “Fund Summaries – Calvert International Opportunities Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers, which when available will be described in an appendix to the Prospectus. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 33 of the Fund’s Statement of Additional Information (“SAI”).

2. The following replaces “Principal Investment Strategies” under “Fund Summaries – Calvert International Opportunities Fund”:

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index at the time of investment. As of December 31, 2016, the market capitalization of the MSCI EAFE SMID companies ranged from $65 million to $21.0 billion with a weighted average level of $4.4 billion.

The Fund invests no more than 20% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries). In managing the Fund, the portfolio managers seek to exploit inefficiencies in the small- and mid-cap market through fundamental bottom-up research, including consideration of the responsible investing criteria described below. The portfolio managers employ a disciplined valuation framework in pursuit of attractive risk adjusted returns. The portfolio managers seek companies which may be best positioned to benefit from structural growth. The portfolio managers look for companies that, in their opinion, are high in quality or improving in quality. Such companies typically are well positioned in an industry or niche benefiting from structural change, or companies with differentiated products or services that possess defendable barriers to entry, competitive advantages, and scalable businesses. Characteristics of such companies may also include attractive earnings growth, profit margins and returns on capital which, if invested well, can lead to attractive compound rates of return through an economic cycle. The portfolio managers may also seek companies characterized as an improver or a rebounder. Such companies are typically characterized by either (i) a catalyst or identifiable positive agent of change, which are not fully reflected in the company’s share price; or (ii) a company whose price was negatively impacted by an overreaction to near-term news or the short-term focus of analysts and momentum investors. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).  The Fund may also invest in publicly traded real estate investment trusts.

Responsible Investing. In selecting Fund investments, the portfolio managers utilize information provided by CRM’s research staff.  CRM’s research is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

3. The following is added to “Principal Risks” under “Fund Summaries – Calvert International Opportunities Fund”:

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

March 6, 2017	25002 3.6.17

Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers, which when available will be described in an appendix to the Prospectus. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 33 of the Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers, which when available will be described in an appendix to the Prospectus. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 33 of the Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index at the time of investment. As of December 31, 2016, the market capitalization of the MSCI EAFE SMID companies ranged from $65 million to $21.0 billion with a weighted average level of $4.4 billion.

The Fund invests no more than 20% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries). In managing the Fund, the portfolio managers seek to exploit inefficiencies in the small- and mid-cap market through fundamental bottom-up research, including consideration of the responsible investing criteria described below. The portfolio managers employ a disciplined valuation framework in pursuit of attractive risk adjusted returns. The portfolio managers seek companies which may be best positioned to benefit from structural growth. The portfolio managers look for companies that, in their opinion, are high in quality or improving in quality. Such companies typically are well positioned in an industry or niche benefiting from structural change, or companies with differentiated products or services that possess defendable barriers to entry, competitive advantages, and scalable businesses. Characteristics of such companies may also include attractive earnings growth, profit margins and returns on capital which, if invested well, can lead to attractive compound rates of return through an economic cycle. The portfolio managers may also seek companies characterized as an improver or a rebounder. Such companies are typically characterized by either (i) a catalyst or identifiable positive agent of change, which are not fully reflected in the company’s share price; or (ii) a company whose price was negatively impacted by an overreaction to near-term news or the short-term focus of analysts and momentum investors. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).  The Fund may also invest in publicly traded real estate investment trusts.

Responsible Investing. In selecting Fund investments, the portfolio managers utilize information provided by CRM’s research staff.  CRM’s research is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index at the time of investment. As of December 31, 2016, the market capitalization of the MSCI EAFE SMID companies ranged from $65 million to $21.0 billion with a weighted average level of $4.4 billion.

Risk, Narrative	rr_RiskNarrativeTextBlock

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.